UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Latin America Equity Fund
	Shares	Value ($)
Equity Securities 99.5%
Belgium 4.5%
Anheuser-Busch InBev NV (ADR) (Cost $25,484,402)	284,000	25,162,400
Brazil 56.1%
Aliansce Shopping Centers SA	140,889	1,828,900
Banco Bradesco SA (ADR) (a)	1,505,950	27,679,361
Banco Bradesco SA (Preferred)	168,000	3,087,755
BM&F BOVESPA SA	2,507,700	17,554,593
BR Malls Participacoes SA	415,450	5,378,412
BR Properties SA	752,200	9,764,416
Bradespar SA (Preferred)	167,000	2,590,519
Braskem SA "A" (Preferred)	52	392
Brazil Pharma SA	1,230,000	9,079,770
BRF-Brasil Foods SA	1,028,200	22,584,412
CCR SA	587,150	6,059,172
Companhia Brasileira de Distribuicao Grupo Pao de Acucar "A" (Preferred)	472,300	22,270,806
Companhia de Bebidas das Americas (ADR) (Preferred) (a)	686,966	32,328,620
Companhia de Bebidas das Americas (Preferred)	66,850	3,148,884
Estacio Participacoes SA	142,800	3,162,417
Gafisa SA*	5,084,600	12,690,116
Gerdau SA (Preferred)	787,100	6,905,183
Grupo BTG Pactual (Units) (b)	882,150	15,172,440
Itau Unibanco Holding SA (ADR) (Preferred) (a)	348,050	5,996,901
Itau Unibanco Holding SA (Preferred)	656,550	11,325,228
Itausa - Investimentos Itau SA (Preferred)	1,843,270	9,330,435
Marcopolo SA (Preferred)	1,080,150	7,295,562
Metalurgica Gerdau SA (Preferred)	203,000	2,272,263
Multiplan Empreendimentos Imobiliarios SA	189,000	5,462,099
OdontoPrev SA	1,713,800	8,735,315
Petroleo Brasileiro SA (Preferred)	1,558,350	14,148,677
Raia Drogasil SA	1,873,950	20,938,252
TOTVS SA	389,112	8,474,546
Vale SA	617,500	12,484,269
Vale SA (ADR) (a)	163,700	3,301,829
Vale SA (Preferred)	170,750	3,318,364

(Cost $253,751,293)		314,369,908
Chile 4.0%
Banco de Chile	33,625,548	5,599,977
Banco de Chile "T"*	1,504,665	230,441
Cencosud SA	1,000,000	6,225,334
Corpbanca SA	315,597,745	4,520,019
Sociedad Quimica y Minera de Chile SA "B" (Preferred)	106,000	6,050,074

(Cost $19,734,372)		22,625,845
Colombia 4.5%
Almacenes Exito SA	285,500	5,338,823
Ecopetrol SA (ADR) (a)	214,100	13,552,530
Grupo de Inversiones Suramericana SA	289,200	6,141,027

(Cost $20,707,584)		25,032,380
Luxembourg 1.1%
Tenaris SA (ADR) (a) (b) (Cost $5,356,507)	144,000	6,058,080
Mexico 24.0%
Alfa SAB "A"	6,000,100	14,468,647
Alpek SAB de CV	2,220,600	5,546,872
Bolsa Mexicana de Valores SA	7,454,300	18,848,862
Cemex SAB de CV (ADR) (a)	653,500	7,090,475
Fomento Economico Mexicano SAB de CV (Units)	2,617,300	28,283,786
Grupo Carso SAB de CV "A1"	1,120,000	5,443,820
Grupo Financiero Banorte SAB de CV "O"	1,188,000	8,176,575
Grupo Mexico SAB de CV "B"	2,597,085	9,661,501
Industrias Penoles SAB de CV	121,000	5,932,375
Macquarie Mexico Real Estate Management SA de CV (REIT)*	2,500,000	5,820,081
Mexichem SAB de CV	2,871,134	16,236,023
Minera Frisco SAB de CV "A1"*	445,000	1,912,703
Wal-Mart de Mexico SAB de CV "V"	2,121,100	6,863,138

(Cost $92,485,409)		134,284,858
Panama 1.2%
Copa Holdings SA "A" (Cost $5,180,347)	62,650	6,866,440
Peru 2.4%
Inretail Peru Corp.* (Cost $11,591,588)	575,500	13,351,600
United States 1.7%
Southern Copper Corp. (a) (Cost $8,030,776)	245,768	9,680,801

Total Equity Securities (Cost $442,322,278)		557,432,312

	Units	Value ($)
Other Investments 0.1%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (c) (Cost $657,479)	60,200	343,471

	Shares	Value ($)
Securities Lending Collateral 16.6%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $93,123,443)	93,123,443	93,123,443
Cash Equivalents 0.3%
Central Cash Management Fund, 0.11% (d) (Cost $1,555,898)	1,555,898	1,555,898

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $537,659,098) †	116.5	652,455,124
Other Assets and Liabilities, Net	(16.5)	(92,167,861)

Net Assets	100.0	560,287,263

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $544,149,204.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $108,305,920.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $119,649,463 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,343,543.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $91,672,150, which is 16.4% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	657,479	343,471	0.06

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Securities
Belgium	$25,162,400	$—	$—	$25,162,400
Brazil	314,369,908	—	—	314,369,908
Chile	22,625,845	—	—	22,625,845
Colombia	25,032,380	—	—	25,032,380
Luxembourg	6,058,080	—	—	6,058,080
Mexico	134,284,858	—	—	134,284,858
Panama	6,866,440	—	—	6,866,440
Peru	13,351,600	—	—	13,351,600
United States	9,680,801	—	—	9,680,801
Other Investments	—	—	343,471	343,471
Short-Term Investments(f)	94,679,341	—	—	94,679,341
Total	$652,111,653	$—	$343,471	$652,455,124

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013